Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 03, 2025
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001089951
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 03, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jun. 04, 2025
Prospectus Date	rr_ProspectusDate	Jun. 04, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A